Closure and Rehabilitation Provisions - Summary of Detailed Information About Profile of Closure and Rehabilitation Cash Flows (Detail)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	100.00%	100.00%
Not later than one year [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	4.00%	4.00%
Later than one year and not later than two years [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	2.00%	3.00%
Later than two years and not later than five years [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	10.00%	10.00%
Later than five years and not later than ten years [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	20.00%	15.00%
Later than ten years [member]
Disclosure of Detailed Information About Profile of Closure and Rehabilitation Cash Flows [Line Items]
Proportion of the entity undiscounted forecast cashflows	64.00%	68.00%